Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Accumulated Other Comprehensive Income (Loss)
15.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Unrealized (Loss) Gain on Available- For-Sale Equity Securities	Unrealized Loss on Available- For-Sale Debt Securities	Currency Translation Adjustments	Noncontrolling Interests	Total Attributable to the Company

Balance, December 31, 2012	$(461)	$(4,133)	$26,161	$(8,718)	$12,849

Change in other comprehensive
(loss) income before reclassifications	10,821	(12,062)	(21,954)	10,344	(12,851)
Reclassifications from accumulated other comprehensive income	6,612	-	(4,207)	116	2,521
Net current-period other comprehensive income (loss)	17,433	(12,062)	(26,161)	10,460	(10,330)

Balance, December 31, 2013	$16,972	$(16,195)	$-	$1,742	$2,519

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Consolidated Statement of Operations
	Year Ended December 31, 2013
Unrealized (loss) gain on available-for-sale equity securities:
Other-than-temporary impairment charges	$(4,649)	Other expense
Other-than-temporary impairment charges	(1,963)	Loss from discontinued operations

	$(6,612)

Currency translation adjustments	$4,207	Loss from discontinued operations

Noncontrolling interests	$(116)	Loss from discontinued operations